UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2004

Item 1. Reports to Stockholders

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2004

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

For a free copy of the fund's proxy voting guidelines visit www.fidelity.com/goto/proxyguidelines, call 1-800-544-8544, or visit the Securities and Exchange Commission (SEC)'s web site at www.sec.gov.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

This report is printed on recycled paper using soy-based inks.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Many of you have read or heard news stories recently that were critical of mutual funds and made allegations that the mutual fund industry has been less than forthright. I find these reports unsettling and not necessarily an accurate picture of the overall industry, and I would like you to know where we at Fidelity stand.

With specific regard to allegations that certain mutual fund companies were violating the Securities and Exchange Commission's forward pricing rules or were involved in so-called "market timing" activities, I want to say two things:

First, Fidelity does not have agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not to say that someone could not deceive the company through fraudulent acts. But I underscore that we have no so-called "agreements" which would permit this illegal practice.

Second, Fidelity has been on record for years opposing predatory short-term trading which adversely affects other shareholders in a mutual fund. In fact, in the 1980s, we began charging a fee - which is returned to the fund and, therefore, to investors - to discourage this activity. What's more, several years ago we took the industry lead in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. It is reasonable to assume that another structure can be developed that would alter the system to make it much more difficult for predatory traders to operate. This, however, will only be achieved through close cooperation among regulators, legislators and the industry.

Certainly no industry is perfect, and there have been instances of unethical and illegal activity from time to time within the mutual fund industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. Clearly, every system can be improved. We applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors' holdings. But we remain concerned about the risk of over-regulation and the quick application of simplistic solutions to intricate problems.

For more than 57 years, Fidelity Investments has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Many of them were family and friends. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Semiannual Report

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
SLM Corp.	3.7	4.5
Microsoft Corp.	3.7	3.5
Pfizer, Inc.	3.4	3.3
Citigroup, Inc.	3.3	3.3
General Electric Co.	3.3	3.5
Exxon Mobil Corp.	3.1	2.9
Verizon Communications, Inc.	2.4	2.5
Fannie Mae	2.3	2.0
SBC Communications, Inc.	2.2	1.9
Wal-Mart Stores, Inc.	2.1	2.8
	29.5
Top Five Market Sectors as of January 31, 2004
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.2	22.4
Health Care	15.2	17.1
Consumer Staples	12.4	12.2
Industrials	11.0	10.2
Information Technology	10.6	9.0
Asset Allocation (% of fund's net assets)
As of January 31, 2004*		As of July 31, 2003**
	Stocks 95.7%		Stocks and Equity Futures 93.6%
	Convertible Securities 1.1%		Convertible Securities 1.8%
	Short-Term Investments and Net Other Assets 3.2%		Short-Term Investments and Net Other Assets 4.6%
* Foreign investments	4.8%	** Foreign investments	1.9%

Semiannual Report

Investments January 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.7%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 9.9%
Hotels, Restaurants & Leisure - 2.5%
Carnival Corp. unit	2,658,400	$ 118,086
Harrah's Entertainment, Inc.	1,000,600	53,032
Marriott International, Inc. Class A	3,769,800	167,341
McDonald's Corp.	7,900,100	203,349
MGM MIRAGE (a)	2,664,528	107,674
Starbucks Corp. (a)	2,971,379	109,228
		758,710
Household Durables - 0.0%
Garmin Ltd.	194,955	10,360
Internet & Catalog Retail - 0.2%
InterActiveCorp (a)	1,821,200	59,007
Media - 5.6%
Clear Channel Communications, Inc.	1,931,700	86,907
Comcast Corp. Class A (special) (a)	4,194,800	138,219
Cox Communications, Inc. Class A (a)	898,200	30,772
E.W. Scripps Co. Class A	515,800	49,058
EchoStar Communications Corp. Class A (a)	3,309,563	120,799
Gannett Co., Inc.	1,154,100	98,918
Hughes Electronics Corp. (a)	810,374	13,566
Knight-Ridder, Inc.	516,900	39,760
News Corp. Ltd.:
ADR	3,150,300	115,994
sponsored ADR	90,637	2,906
Omnicom Group, Inc.	4,491,000	370,058
Time Warner, Inc. (a)	8,715,546	153,132
Tribune Co.	950,000	48,631
Univision Communications, Inc. Class A (a)	2,658,600	94,035
Viacom, Inc. Class B (non-vtg.)	5,690,797	229,339
Walt Disney Co.	5,779,900	138,718
		1,730,812
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	1,070,700	37,089
Kohl's Corp. (a)	754,000	33,402
		70,491
Specialty Retail - 1.2%
Best Buy Co., Inc.	709,500	35,752
Home Depot, Inc.	6,450,350	228,794
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	731,200	$ 39,156
Staples, Inc. (a)	1,919,600	51,081
		354,783
Textiles Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	885,900	61,712
TOTAL CONSUMER DISCRETIONARY		3,045,875
CONSUMER STAPLES - 12.4%
Beverages - 2.3%
Anheuser-Busch Companies, Inc.	2,776,600	140,829
PepsiCo, Inc.	4,839,107	228,696
The Coca-Cola Co.	7,075,100	348,378
		717,903
Food & Staples Retailing - 4.0%
Safeway, Inc. (a)	2,460,930	55,592
Sysco Corp.	7,148,800	271,154
Wal-Mart Stores, Inc.	11,982,600	645,263
Walgreen Co.	6,848,300	236,609
Whole Foods Market, Inc.	369,000	24,896
		1,233,514
Food Products - 0.3%
Kellogg Co.	861,400	32,570
McCormick & Co., Inc. (non-vtg.)	2,362,800	70,128
		102,698
Household Products - 2.6%
Colgate-Palmolive Co.	3,106,700	159,281
Kimberly-Clark Corp.	2,664,200	157,348
Procter & Gamble Co.	4,890,200	494,301
		810,930
Personal Products - 1.3%
Avon Products, Inc.	863,800	54,696
Gillette Co.	9,061,400	328,476
		383,172
Tobacco - 1.9%
Altria Group, Inc.	8,905,900	495,079
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Loews Corp. - Carolina Group	483,600	$ 12,641
UST, Inc.	2,050,000	73,206
		580,926
TOTAL CONSUMER STAPLES		3,829,143
ENERGY - 5.6%
Energy Equipment & Services - 0.2%
Schlumberger Ltd. (NY Shares)	836,900	51,202
Oil & Gas - 5.4%
Apache Corp.	3,505,920	134,908
BP PLC sponsored ADR	5,438,300	258,863
ChevronTexaco Corp.	3,108,410	268,411
ConocoPhillips	492,200	32,426
Exxon Mobil Corp.	23,483,394	957,888
Royal Dutch Petroleum Co. (NY Shares)	207,200	9,821
		1,662,317
TOTAL ENERGY		1,713,519
FINANCIALS - 22.2%
Capital Markets - 3.6%
Bank of New York Co., Inc.	1,476,800	46,888
Goldman Sachs Group, Inc.	2,367,200	235,655
Merrill Lynch & Co., Inc.	6,513,300	382,917
Morgan Stanley	7,462,200	434,375
		1,099,835
Commercial Banks - 4.0%
Bank of America Corp.	4,775,346	389,000
Bank One Corp.	4,203,200	212,724
Fifth Third Bancorp	874,071	50,513
FleetBoston Financial Corp.	1,037,498	46,252
Wachovia Corp.	3,124,213	144,464
Wells Fargo & Co.	6,857,800	393,706
		1,236,659
Consumer Finance - 4.6%
American Express Co.	5,006,490	259,536
SLM Corp. (c)	30,010,730	1,152,409
		1,411,945
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 3.4%
CIT Group, Inc.	738,380	$ 27,999
Citigroup, Inc.	20,801,938	1,029,280
		1,057,279
Insurance - 2.9%
AFLAC, Inc.	1,575,100	58,090
American International Group, Inc.	8,979,800	623,647
MBIA, Inc.	2,610,700	164,474
The Chubb Corp.	861,400	61,581
		907,792
Real Estate - 1.1%
Apartment Investment & Management Co. Class A	639,900	22,512
Equity Office Properties Trust	3,194,290	94,711
Equity Residential (SBI)	4,443,650	129,310
Manufactured Home Communities, Inc. (c)	1,331,400	44,735
Simon Property Group, Inc.	1,034,900	53,867
		345,135
Thrifts & Mortgage Finance - 2.6%
Fannie Mae	8,997,520	693,709
Golden West Financial Corp., Delaware	894,100	92,745
		786,454
TOTAL FINANCIALS		6,845,099
HEALTH CARE - 15.2%
Biotechnology - 1.1%
Amgen, Inc. (a)	4,155,800	268,008
Genzyme Corp. - General Division (a)	935,200	51,296
Protein Design Labs, Inc. (a)	1,000,000	20,200
		339,504
Health Care Equipment & Supplies - 3.2%
Alcon, Inc.	4,011,720	256,790
Baxter International, Inc.	2,178,600	63,506
Becton, Dickinson & Co.	2,699,320	121,631
Boston Scientific Corp. (a)	1,199,780	48,939
C.R. Bard, Inc.	306,060	28,831
Guidant Corp.	650,400	41,548
Medtronic, Inc.	3,156,390	155,358
St. Jude Medical, Inc. (a)	1,094,320	78,627
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stryker Corp.	871,700	$ 77,355
Zimmer Holdings, Inc. (a)	1,641,493	125,574
		998,159
Health Care Providers & Services - 1.9%
HCA, Inc.	194,000	8,711
IMS Health, Inc.	3,145,819	80,942
UnitedHealth Group, Inc.	7,987,880	486,302
		575,955
Pharmaceuticals - 9.0%
Abbott Laboratories	4,664,900	200,964
Allergan, Inc.	1,300,400	107,738
AstraZeneca PLC sponsored ADR	3,414,400	164,813
Bristol-Myers Squibb Co.	1,876,500	52,636
Eli Lilly & Co.	3,358,852	228,536
Forest Laboratories, Inc. (a)	1,128,800	84,084
Johnson & Johnson	6,122,900	327,085
Merck & Co., Inc.	3,700,200	176,130
Novartis AG sponsored ADR	4,454,000	201,098
Pfizer, Inc.	28,530,769	1,045,082
Shire Pharmaceuticals Group PLC sponsored ADR (a)	418,400	12,238
Teva Pharmaceutical Industries Ltd. sponsored ADR	216,000	13,519
Watson Pharmaceuticals, Inc. (a)	639,900	29,762
Wyeth	3,140,200	128,591
		2,772,276
TOTAL HEALTH CARE		4,685,894
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.2%
Boeing Co.	2,483,500	103,686
Honeywell International, Inc.	2,165,600	78,221
Lockheed Martin Corp.	4,083,500	198,540
Northrop Grumman Corp.	625,100	60,453
Raytheon Co.	2,035,400	62,100
United Technologies Corp.	1,817,800	173,673
		676,673
Air Freight & Logistics - 0.6%
United Parcel Service, Inc. Class B	2,608,700	185,922
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Airlines - 0.4%
Southwest Airlines Co.	9,502,243	$ 142,059
Commercial Services & Supplies - 0.6%
Arbitron, Inc. (a)	598,300	26,044
Avery Dennison Corp.	183,180	11,386
Pitney Bowes, Inc.	647,020	26,256
Viad Corp.	646,400	16,205
Waste Management, Inc.	3,538,500	98,229
		178,120
Electrical Equipment - 0.3%
Emerson Electric Co.	1,331,300	85,070
Industrial Conglomerates - 5.1%
3M Co.	3,151,980	249,290
General Electric Co.	29,766,200	1,001,037
Tyco International Ltd.	11,602,570	310,369
		1,560,696
Machinery - 1.0%
Caterpillar, Inc.	592,900	46,323
Dover Corp.	2,066,200	85,375
Eaton Corp.	83,100	9,652
Illinois Tool Works, Inc.	746,800	58,325
Ingersoll-Rand Co. Ltd. Class A	511,700	34,043
Pall Corp.	3,150,500	81,913
		315,631
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	1,509,600	48,503
Union Pacific Corp.	787,500	50,715
		99,218
TOTAL INDUSTRIALS		3,243,389
INFORMATION TECHNOLOGY - 10.6%
Communications Equipment - 1.8%
Cisco Systems, Inc. (a)	19,314,500	495,224
Motorola, Inc.	3,117,000	51,680
		546,904
Computers & Peripherals - 2.7%
Dell, Inc. (a)	6,700,300	224,259
Hewlett-Packard Co.	3,923,100	93,331
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	4,482,700	$ 444,818
Lexmark International, Inc. Class A (a)	812,200	67,323
		829,731
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. (a)	3,247,900	61,710
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	1,783,900	83,576
IT Services - 0.6%
Accenture Ltd. Class A (a)	1,407,600	33,318
Automatic Data Processing, Inc.	968,600	41,408
First Data Corp.	1,169,765	45,808
Paychex, Inc.	1,457,000	54,608
		175,142
Office Electronics - 0.1%
Xerox Corp. (a)	3,396,200	49,720
Semiconductors & Semiconductor Equipment - 0.8%
Analog Devices, Inc.	914,700	43,768
Intel Corp.	1,979,900	60,585
NVIDIA Corp. (a)	984,331	21,901
Samsung Electronics Co. Ltd.	100,000	44,729
Teradyne, Inc. (a)	2,165,700	58,257
Texas Instruments, Inc.	345,300	10,825
		240,065
Software - 4.1%
Adobe Systems, Inc.	519,300	19,972
Microsoft Corp.	40,942,200	1,132,052
Network Associates, Inc. (a)	689,000	11,954
Oracle Corp. (a)	8,432,718	116,456
		1,280,434
TOTAL INFORMATION TECHNOLOGY		3,267,282
MATERIALS - 1.7%
Chemicals - 1.4%
BASF AG sponsored ADR	664,400	36,941
Dow Chemical Co.	3,944,970	165,491
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Chemicals - continued
E.I. du Pont de Nemours & Co.	1,233,600	$ 54,155
Praxair, Inc.	5,115,100	181,126
		437,713
Metals & Mining - 0.1%
Alcoa, Inc.	1,277,300	43,658
Paper & Forest Products - 0.2%
International Paper Co.	1,306,000	55,205
TOTAL MATERIALS		536,576
TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 6.5%
ALLTEL Corp.	1,899,350	92,460
BellSouth Corp.	16,869,000	493,081
SBC Communications, Inc.	26,387,000	672,869
Verizon Communications, Inc.	20,436,840	753,302
		2,011,712
Wireless Telecommunication Services - 0.3%
Vodafone Group PLC sponsored ADR	3,020,700	77,330
TOTAL TELECOMMUNICATION SERVICES		2,089,042
UTILITIES - 0.8%
Electric Utilities - 0.8%
Entergy Corp.	2,905,800	169,931
Southern Co.	2,457,300	73,228
		243,159
TOTAL COMMON STOCKS (Cost $18,936,362)		29,498,978
Convertible Preferred Stocks - 1.1%

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Northrop Grumman Corp. 7.25%	738,900	76,956
Raytheon Co. 8.25%	1,318,700	71,103
		148,059
Convertible Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
UTILITIES - 0.6%
Electric Utilities - 0.5%
FPL Group, Inc.:
8.00%	221,600	$ 12,687
8.50%	2,242,600	129,353
		142,040
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	615,600	32,824
TOTAL UTILITIES		174,864
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $302,746)		322,923
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bonds 8.125% 8/15/19 (Cost $10,208)	$ 10,000	13,670
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 1.08% (b) (Cost $808,365)	808,365,331	808,365
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $20,057,681)		30,643,936
NET OTHER ASSETS - 0.6%		183,058
NET ASSETS - 100%		$ 30,826,994
Security Type Abbreviations
MEDS	-	Mandatorily Exchangeable Debt Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Affiliated company
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $4,707,977,000 and $4,251,889,000, respectively.

The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $187,000 for the period.

Income Tax Information
At July 31, 2003, the fund had a capital loss carryforward of approximately $902,579,000 of which $266,818,000 and $635,761,000 will expire on July 31, 2010 and 2011, respectively.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount) J	January 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $20,057,681) - See accompanying schedule		$ 30,643,936
Receivable for investments sold		171,719
Receivable for fund shares sold		33,115
Dividends receivable		42,835
Interest receivable		1,157
Prepaid expenses		153
Other receivables		1,248
Total assets		30,894,163

Liabilities
Payable for investments purchased	$ 14,863
Payable for fund shares redeemed	33,944
Accrued management fee	12,264
Transfer agent fee payable	5,121
Other affiliated payables	162
Other payables and accrued expenses	815
Total liabilities		67,169

Net Assets		$ 30,826,994
Net Assets consist of:
Paid in capital		$ 20,734,188
Undistributed net investment income		21,737
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(515,194)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		10,586,263
Net Assets, for 853,488 shares outstanding		$ 30,826,994
Net Asset Value, offering price and redemption price per share ($30,826,994 ÷ 853,488 shares)		$ 36.12

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)

Investment Income
Dividends (including $20,584 received from affiliated issuers)		$ 262,485
Interest		7,768
Security lending		1
Total income		270,254

Expenses
Management fee	$ 69,971
Transfer agent fees	30,666
Accounting and security lending fees	799
Non-interested trustees' compensation	88
Appreciation in deferred trustee compensation account	60
Custodian fees and expenses	194
Registration fees	66
Audit	91
Legal	57
Miscellaneous	118
Total expenses before reductions	102,110
Expense reductions	(1,334)	100,776

Net investment income (loss)		169,478
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities (including realized gain (loss) of $18,929 on sales of investments in affiliated issuers)	439,442
Foreign currency transactions	60
Futures contracts	(3,342)
Total net realized gain (loss)		436,160
Change in net unrealized appreciation (depreciation) on: Investment securities	2,401,978
Assets and liabilities in foreign currencies	8
Futures contracts	4,919
Total change in net unrealized appreciation (depreciation)		2,406,905
Net gain (loss)		2,843,065
Net increase (decrease) in net assets resulting from operations		$ 3,012,543

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2004 (Unaudited)	Year ended July 31, 2003
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 169,478	$ 344,856
Net realized gain (loss)	436,160	(93,749)
Change in net unrealized appreciation (depreciation)	2,406,905	1,057,363
Net increase (decrease) in net assets resulting from operations	3,012,543	1,308,470
Distributions to shareholders from net investment income	(197,201)	(319,655)
Share transactions Net proceeds from sales of shares	2,137,237	3,679,661
Reinvestment of distributions	190,995	309,163
Cost of shares redeemed	(2,579,993)	(4,563,028)
Net increase (decrease) in net assets resulting from share transactions	(251,761)	(574,204)
Total increase (decrease) in net assets	2,563,581	414,611

Net Assets
Beginning of period	28,263,413	27,848,802
End of period (including undistributed net investment income of $21,737 and undistributed net investment income of $49,460, respectively)	$ 30,826,994	$ 28,263,413

Other Information Shares
Sold	62,290	118,325
Issued in reinvestment of distributions	5,576	10,093
Redeemed	(75,078)	(148,741)
Net increase (decrease)	(7,212)	(20,323)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended January 31, 2004	Years ended July 31,
	(Unaudited)	2003	2002	2001	2000	1999
Selected Per-Share Data
Net asset value, beginning of period	$ 32.84	$ 31.61	$ 39.10	$ 46.83	$ 47.27	$ 43.73
Income from Investment Operations
Net investment income (loss) D	.20	.40	.34	.39	.38	.39
Net realized and unrealized gain (loss)	3.31	1.20	(7.12)	(3.83)	2.47	5.69
Total from investment operations	3.51	1.60	(6.78)	(3.44)	2.85	6.08
Distributions from net investment income	(.23)	(.37)	(.33)	(.38)	(.39)	(.38)
Distributions from net realized gain	-	-	(.38)	(3.91)	(2.90)	(2.16)
Total distributions	(.23)	(.37)	(.71)	(4.29)	(3.29)	(2.54)
Net asset value, end of period	$ 36.12	$ 32.84	$ 31.61	$ 39.10	$ 46.83	$ 47.27
Total Return B,C	10.73%	5.15%	(17.56)%	(8.25)%	6.34%	15.20%
Ratios to Average Net Assets E
Expenses before expense reductions	.70% A	.73%	.69%	.68%	.67%	.68%
Expenses net of voluntary waivers, if any	.70% A	.73%	.69%	.68%	.67%	.68%
Expenses net of all reductions	.69% A	.71%	.68%	.66%	.66%	.66%
Net investment income (loss)	1.16% A	1.29%	.94%	.94%	.82%	.88%
Supplemental Data
Net assets, end of period (in millions)	$ 30,827	$ 28,263	$ 27,849	$ 36,099	$ 41,440	$ 48,595
Portfolio turnover rate	30% A	33%	36%	46%	41%	35%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2004 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth & Income Portfolio (the fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency - continued

currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. The fund estimates the components of distributions received from Real Estate Investment Trusts (REITs). Distributions received in excess of income are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities, which is accrued using the interest method. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds, and are marked-to-market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Semiannual Report

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, foreign currency transactions, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 10,897,172	|
Unrealized depreciation	(358,997)
Net unrealized appreciation (depreciation)	$ 10,538,175
Cost for federal income tax purposes	$ 20,105,761

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Futures Contracts. The fund may use futures contracts to manage its exposure to the stock market. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .48% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .21% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $6,592 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. At period end there were no security loans outstanding.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,333 for the period. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's custody expenses by $1.

8. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Manufactured Home Communities, Inc.	$ 33,855	$ 14,635	$ -	$ 10,291	$ 44,735
SLM Corp.	1,269,938	3,583	28,473	10,293	1,152,409
TOTALS	$ 1,303,793	$ 18,218	$ 28,473	$ 20,584	$ 1,197,144

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

Fidelity's Growth and Income Funds

Balanced Fund

Convertible Securities Fund

Equity-Income Fund

Equity-Income II Fund

Fidelity ® Fund

Global Balanced Fund

Growth & Income Portfolio

Growth & Income II Portfolio

Puritan ® Fund

Real Estate Income Fund

Real Estate Investment Portfolio

Utilities Fund

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

GAI-USAN-0304
1.789285.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Reserved

Item 9. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to Fidelity Securities Fund: Fidelity Growth & Income Portfolio's Board of Trustees.

Item 10. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund: Fidelity Growth & Income Portfolio's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 11. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 26, 2004
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	March 26, 2004